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Tax-Exempt California Money Market Fund


Supplement to the currently effective prospectus


The following replaces the fee and expense information for the fund under "How Much Investors Pay":


How Much Investors Pay

The fee table describes the fees and expenses that you may pay if you buy and hold shares of this fund. This information doesn't include any fees that may be charged by your financial services firm.


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Fee Table
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The fund has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.


Shareholder Fees
(paid directly from your investment)         None
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Annual Operating Expenses
(deducted from fund assets)
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Management Fee                               0.22%
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Distribution (12b-1) Fee                     0.33
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Other Expenses^1,^2                          0.34
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Total Annual Operating Expenses              0.89
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^1   Includes costs of shareholder servicing, custody and similar expenses, which may vary with fund size and other factors.

^2   Restated and estimated to reflect an increase in omnibus processing fees.


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Example
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Based on the figures in the fee table, this example helps you compare this fund's expenses to those of other mutual funds. The example assumes the expenses above remain the same and that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

    1 Year              3 Years              5 Years            10 Years
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     $91                  $284                $493               $1,096
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               Please Retain This Supplement for Future Reference




July 25, 2005